Financial Instruments and Fair Value Measurements - Statement of Financial Position (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial instruments non-current assets	$ 935	$ 0
Financial instruments-current liabilities	(39,537)	(40,727)
Financial instruments-non current liabilities	(38,087)	(52,025)
Total derivatives	(76,689)	(92,752)
Interest rate swaps
Financial instruments non-current assets	935	0
Financial instruments-current liabilities	(39,537)	(40,727)
Financial instruments-non current liabilities	$ (38,087)	$ (52,025)